Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 26,415	$ 7,233
Accounts receivable, net	6,341	4,400
Inventory, net	14,214	5,857
Prepaid expenses	4,673	1,846
Total current assets	51,643	19,336
Property and equipment, net	65	64
Total assets	51,708	19,400
Current liabilities:
Senior notes payable	42,269	41,902
Accounts payable	13,945	12,107
Accrued expenses	8,261	4,631
Deferred revenue	1,585	1,172
Total current liabilities	66,060	59,812
Convertible notes payable to related parties	0	77,911
Royalty obligation	0	9,262
Derivative warrant liability	1,567	0
Total liabilities	67,627	146,985
Commitments and contingencies (See Note 12)
Redeemable convertible preferred stock, $0.001 par value, 0 and 53,340,636 shares authorized at December 31, 2021 and December 31, 2020, respectively; 0 and 36,756,498 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	0	198,195
Stockholders' deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	0	0
Common stock $0.0001 par value; 125,000,000 shares authorized; 24,025,817 and 0 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	2	0
Additional paid-in capital	305,734	0
Accumulated deficit	(321,655)	(325,780)
Total stockholders' equity (deficit)	(15,919)	(325,780)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 51,708	$ 19,400